Result And Remuneration To Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Result And Remuneration To Shareholders
Schedule of Operating Revenues, Costs and Expenses
Information by Segment as of and for The Year Ended December 31, 2025
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	3,074	1,447	8,421	29,043	2,789	120	(2,143)	42,751

COST OF ENERGY AND GAS	(621)	-	(8,216)	(15,511)	(1,442)	(2)	2,111	(23,681)

COSTS AND EXPENSES (2)
Personnel	(144)	(159)	(41)	(990)	(64)	(55)	-	(1,453)
Employees’ and managers’ profit sharing	(20)	(20)	(8)	(135)	(12)	(20)	-	(215)
Post-employment obligations	75	45	10	578	-	43	-	751
Materials, outsourced services and other expenses (revenues)	(289)	(299)	(40)	(2,484)	(95)	(74)	32	(3,249)
Depreciation and amortization	(330)	(15)	-	(1,054)	(102)	(32)	-	(1,533)
Operating provisions and impairment	(45)	(25)	(15)	(728)	3	(84)	-	(894)
Construction costs	-	(446)	-	(5,325)	(332)	-	-	(6,103)
Other revenues	-	-	-	40	-	134	-	174
Total costs and expenses of operation	(753)	(919)	(94)	(10,098)	(602)	(88)	32	(12,522)

COSTS AND EXPENSES	(1,374)	(919)	(8,310)	(25,609)	(2,044)	(90)	2,143	(36,203)

Share of profit of equity-accounted investees and joint ventures, net of taxes	-	-	-	-	-	201	-	201

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,700	528	111	3,434	745	231	-	6,749
Net finance expense	3	(31)	17	(887)	(49)	(132)	-	(1,079)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,703	497	128	2,547	696	99	-	5,670
Income tax and social contribution tax	(184)	(45)	35	(426)	(183)	32	-	(771)
NET INCOME FOR THE YEAR	1,519	452	163	2,121	513	131	-	4,899
Equity holders of the parent	1,519	452	163	2,121	511	131	-	4,897
Non-controlling interests	-	-	-	-	2	-	-	2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Information by Segment as of and for The Year Ended December 31, 2024
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,919	1,293	7,279	26,617	3,477	131	(1,896)	39,820

COST OF ENERGY AND GAS	(383)	-	(6,509)	(14,735)	(2,127)	(86)	1,862	(21,978)

COSTS AND EXPENSES (2)
Personnel	(150)	(149)	(29)	(968)	(73)	(44)	-	(1,413)
Employees’ and managers’ profit sharing	(18)	(16)	(2)	(104)	-	(19)	-	(159)
Post-employment obligations	(51)	(32)	(7)	(323)	-	(71)	-	(484)
Materials, outsourced services and other expenses (revenues)	(249)	(97)	(26)	(2,295)	(83)	(97)	34	(2,813)
Depreciation and amortization	(325)	(9)	-	(922)	(98)	(22)	-	(1,376)
Operating provisions and impairment (3)	8	5	(76)	(8)	(1)	(63)	-	(135)
Construction costs	-	(290)	-	(4,379)	(333)	-	-	(5,002)
Other revenues	43	1,521	-	-	-	1,631	-	3,195
Total costs and expenses of operation	(742)	933	(140)	(8,999)	(588)	1,315	34	(8,187)

COSTS AND EXPENSES	(1,125)	933	(6,649)	(23,734)	(2,715)	1,229	1,896	(30,165)

Share of profit of equity-accounted investees and joint ventures, net of taxes	-	-	-	-	-	224	-	224

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,794	2,226	630	2,883	762	1,584	-	9,879
Net finance expense	(180)	(108)	24	(17)	(52)	(188)	-	(521)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,614	2,118	654	2,866	710	1,396	-	9,358
Income tax and social contribution tax	(334)	(557)	(136)	(662)	(213)	(337)	-	(2,239)
NET INCOME FOR THE YEAR	1,280	1,561	518	2,204	497	1,059	-	7,119
Equity holders of the parent	1,280	1,561	518	2,204	495	1,059	-	7,117
Non-controlling interests	-	-	-	-	2	-	-	2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

(3)	Includes the impairment loss on CEMIG GT’s investment in Aliança Norte, disclosed in Investees Segment.
Information by Segment as of and for The Year Ended December 31, 2023
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,875	1,091	7,686	23,348	3,618	18	(1,786)	36,850

COST OF ENERGY AND GAS	(347)	-	(6,318)	(12,656)	(2,237)	(4)	1,740	(19,822)

COSTS AND EXPENSES (2)
Personnel	(148)	(137)	(27)	(875)	(73)	(48)	-	(1,308)
Employees and managers’ profit sharing	(16)	(16)	(3)	(102)	-	(20)	-	(157)
Post-employment obligations	(59)	(36)	(8)	(400)	-	(88)	-	(591)
Materials, outsourced services and other expenses (revenues)	(223)	(88)	(18)	(2,157)	(63)	275	46	(2,228)
Depreciation and amortization	(327)	(1)	-	(834)	(94)	(18)	-	(1,274)
Operating provisions and impairment	(29)	(14)	(7)	(455)	2	(106)	-	(609)
Construction costs	-	(172)	-	(3,600)	(300)	-	-	(4,072)
Total costs and expenses of operation	(802)	(464)	(63)	(8,423)	(528)	(5)	46	(10,239)

COSTS AND EXPENSES	(1,149)	(464)	(6,381)	(21,079)	(2,765)	(9)	1,786	(30,061)

Share of profit of equity-accounted investees and joint ventures, net of taxes	(2)	-	-	-	-	434	-	432
Gains arising from the sale of non-current asset held for sale	-	-	-	-	-	9	-	9

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,724	627	1,305	2,269	853	452	-	7,230
Net finance expense	(11)	(48)	82	(253)	(9)	(140)	-	(379)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,713	579	1,387	2,016	844	312	-	6,851
Income tax and social contribution tax	(326)	(114)	(428)	(405)	(248)	437	-	(1,084)
NET INCOME FOR THE YEAR	1,387	465	959	1,611	596	749	-	5,767
Equity holders of the parent	1,387	465	959	1,611	593	749	-	5,764
Non-controlling interests	-	-	-	-	3	-	-	3

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Schedule of Revenue
	2025	2024	2023
Revenue from supply of energy (a)	35,902	34,341	31,671
Revenue from use of the electricity distribution systems (TUSD)	5,844	5,134	4,417
CVA and Other financial components (1)	506	423	(213)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (2)	-	513	1,909
Transmission revenue (b)
Operation and maintenance revenue	346	383	373
Construction revenue	576	425	242
Interest revenue arising from the financing component in the transmission contract asset (note 6)	334	433	524
Generation indemnity revenue (note 5.2)	126	86	93
Distribution construction revenue (3) (note 6) (note 8)	5,657	4,712	3,899
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	117	104	149
Revenue on financial updating of the Concession Grant Fee (note 5.3)	451	447	412
Transactions in energy on the CCEE	268	92	146
Mechanism for the sale of surplus	-	-	(4)
Supply of gas (4)	3,082	3,919	4,139
Fine for violation of service continuity indicator	(155)	(157)	(139)
Other operating revenues (c)	4,474	2,906	2,316
Deductions on revenue (d)	(14,777)	(13,941)	(13,084)
Revenue	42,751	39,820	36,850

(1)	This income derives from the total additions and amortizations shown in note 5.4.
(2)

In May 2024, CEMIG D concluded the refund of PIS/Pasep and Cofins credit reimbursements to customers, which had been carried out through tariff reviews. Accordingly, the revenue recomposition related to the realization of the liability occurred up to the second quarter of 2024.

(3)

This variation is associated with the increase in the number of projects executed by CEMIG D, mainly in electric power distribution networks, in line with the Distribution Development Plan (PDD), and by Gasmig, in line with the Centro‑Oeste Project.

(4)	This variation is mainly affected by customer migration to the free market and the reduction in the volume sold.

Schedule of Revenue from Energy Supply
	GWh			R$
	2025	2024	2023	2025	2024	2023
Residential (1)	15,082	14,430	12,092	14,259	12,970	10,794
Industrial	18,590	17,820	18,088	5,105	5,377	5,903
Commercial, services and others	12,350	11,802	9,469	6,805	6,613	6,314
Rural	3,750	3,578	3,063	2,666	2,528	2,238
Public authorities	1,157	1,031	956	961	937	786
Public lighting	946	973	1,056	590	546	498
Public services	729	920	1,045	583	728	744
Subtotal	52,604	50,554	45,769	30,969	29,699	27,277
Own consumption	29	30	30	-	-	-
Unbilled revenue	-	-	-	(41)	92	166
	52,633	50,584	45,799	30,928	29,791	27,443
Wholesale supply to other concession holders (2)	20,709	17,192	17,328	4,961	4,500	4,183
Wholesale supply unbilled, net	-	-	-	13	50	45
Total	73,342	67,776	63,127	35,902	34,341	31,671

(1)	The increase in energy supply to residential customers is mainly justified by the increase in the number of customers, together with the 2025 tariff revision.
(2)

Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Schedule of Other Operating Revenues
	2025	2024	2023
Charged service	19	18	21
Services rendered	140	98	85
Low-income subsidy	631	463	401
Subsidy SCEE (1)	390	(14)	129
Subsidy AXIA (formerly, Eletrobras) (2)	17	104	51
Tariff flags subsidy (3)	427	153	78
CDE subsidy to cover tariff discounts (4)	1,969	1,334	984
Subsidies associated with the EUST	74	71	47
Rental and leasing	682	562	412
Contractual indemnities	-	-	6
Others	125	117	102
Total	4,474	2,906	2,316

(1)

The SCEE (Electric Energy Compensation System) subsidy is an amount allocated to fund the tariff benefits of consumer units participating in the SCEE, which was introduced by ANEEL starting from the 2023 tariff review.

(2)

With Provisional Measure 1,212/2024, the funds relating to AXIA’s contribution (formerly, Eletrobrás) to the CDE were advanced to settle the Covid Account and the Water Scarcity Account, reducing the amounts directly allocated to the CDE in 2025 compared to 2024.

(3)

This subsidy is affected by the activation—or not—of the yellow and red tariff flags, which carry additional energy tariff costs. In 2025, the following flags were activated: ‘Yellow’ in May; ‘Red – level 1’ in June, July, October, and November; ‘Red – level 2’ in August and September; and ‘Yellow’ in December. In 2024, the ‘Yellow’ flag was activated in July; ‘Red – level 1’ in September; ‘Red – level 2’ in October; and ‘Yellow’ in November. In the remaining months, no activation occurred, and the green flag remained in effect.

(4)	The amount for this subsidy is defined in the Homologatory Resolution of each tariff adjustment.

Schedule of Taxes and Charges on Revenue
	2025	2024	2023
Taxes on revenue
ICMS	5,908	5,743	5,043
Cofins	3,204	3,193	3,032
PIS/Pasep	695	693	658
Others	9	7	7
	9,816	9,636	8,740
Charges to the customer
Global Reversion Reserve (RGR)	9	8	12
Energy Efficiency Program (PEE)	88	83	74
Energy Development Account (CDE)	4,521	3,873	3,949
Research and Development (R&D)	43	41	37
National Scientific and Technological Development Fund (FNDCT)	61	59	53
Energy System Expansion Research (EPE of MME)	30	30	27
Customer charges - Proinfa alternative sources program	54	58	63
Energy services inspection fee	44	41	37
Royalties for use of water resources	66	68	53
CDE on R&D	18	18	16
CDE on PEE	28	26	23
	4,962	4,305	4,344
Total	14,778	13,941	13,084

Schedule of Operating Costs and Expenses
	2025	2024	2023
Energy purchased for resale
Supply from Itaipu Binacional	1,215	1,204	1,207
Physical guarantee quota contracts	808	864	918
Quotas for Angra I and II nuclear plants	334	374	364
Spot market	1,628	1,154	478
Proinfa Program	531	468	511
‘Bilateral’ contracts	330	499	510
Energy acquired in Regulated Market auctions	4,596	4,564	3,940
Energy acquired in the Free Market	7,427	5,655	5,612
Distributed generation (‘Geração distribuída’)	3,828	3,239	2,331
PIS/Pasep and Cofins credits	(1,520)	(1,326)	(1,223)
	19,177	16,695	14,648
Charges for use of the national grid
Transmission charges – Basic network	3,390	3,466	3,220
Distribution charges	48	59	54
PIS/Pasep and Cofins credits	(376)	(369)	(337)
	3,062	3,156	2,937

Gas purchased for resale (1)	1,442	2,127	2,237
Total	23,681	21,978	19,822

(1)

The price of the gas molecule purchased by Gasmig is adjusted based on changes in Brent crude oil prices and the exchange rate. The reduction is largely due to the migration of major industrial customers to the free market.

Schedule of Construction and Infrastructure Cost
	2025	2024	2023
Personnel and managers	178	172	155
Materials	2,903	2,325	2,007
Outsourced services	2,715	1,934	1,458
Acquisition of easements	191	131	72
Others	116	440	380
Total	6,103	5,002	4,072

Schedule of Other Operating Expenses (Revenues), Net
	Costs of operation			Expected credit loss			General and administrative expenses			Other expenses			2025	2024	2023
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Personnel (1)	1,100	1,053	1,000	-	-	-	353	346	308	-	-	-	1,453	1,399	1,308
Employees’ and managers’ profit sharing	166	131	-	-	-	-	49	41	-	-	-	157	215	172	157
Post-employment benefits (note 18) (2)	(59)	15	-	-	-	-	(19)	5	-	(673)	464	591	(751)	484	591
Materials	140	118	100	-	-	-	23	17	40	-	-	-	163	135	140
Outsourced services (C.1)	2,026	1,866	1,652	-	-	-	305	276	250	-	-	-	2,331	2,142	1,902
Depreciation and amortization	1,503	1,352	1,247	-	-	-	30	24	27	-	-	-	1,533	1,376	1,274
Provisions (Reversals) (3)	507	(163)	333	-	-	-	-	-	-	148	81	101	655	(82)	434
Impairment	-	-	-	-	-	-	-	-	-	-	46		-	46	-
Expected credit losses of accounts receivable (note 14)	-	-	-	161	175	175	-	-	-	-	-	-	161	175	175
Provision for losses with related party - Renova	-	-	-	-	-	-	-	-	-	-	-	1	-	-	1
Reversal of provision with related party	-	-	-	-	-	-	-	-	-	-	(58)	-	-	(58)	-
Expected loss on other receivables	-									78	54		78	54
RBSE remeasurement (note 6)	-									199			199	-
Write-off of financial asset	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other costs and expenses (C.2)	347	312	240	-	-	-	86	111	82	123	114	181	556	537	503
Total	5,730	4,684	4,572	161	175	175	827	820	707	(125)	701	1,031	6,593	6,380	6,485

(1)	Includes an amount of R$22 related to the costs of the 2025 Voluntary Dismissal and Retirement Program (PDVP). Further details are provided throughout this note.
(2)

The reversals observed in operating costs and general and administrative expenses are linked to the remeasurement of the post‑employment benefit liability due to the migration of active employees to the new health plan offered by the Company.

(3)

In fiscal year 2024, a reversal of provisions for tax contingencies was recognized in the amount of R$59, arising from a favorable first‑instance decision for the Company, which determined the cancellation of the assessment and the termination of the tax enforcement proceeding related to social security contributions on Profit Sharing (PLR).

Schedule of Outsourced Services
	2025	2024	2023
Meter reading and bill delivery	169	159	161
Communication	185	182	169
Maintenance and conservation of electrical facilities and equipment	831	799	708
Building conservation and cleaning	99	90	85
Security services	24	22	20
Consultancy	25	19	21
Information technology	197	185	174
Disconnection and reconnection	83	72	87
Legal services	38	38	32
Environment services	110	86	58
Cleaning of power line pathways	175	154	117
Copying and legal publications	18	18	17
Inspection of customers	43	48	45
Contract labor	71	49	38
Other	263	221	170
Total	2,331	2,142	1,902

Schedule of Other Costs and Expenses, Net

C.2) Other costs and expenses

	2025	2024	2023
Leasing and rentals	10	-	3
Advertising	39	29	14
Own consumption	30	28	23
Subsidies and donations	21	49	29
Insurance	11	10	22
CCEE annual charge	9	9	7
Forluz – Administrative running cost	42	40	40
Collecting agents	59	60	72
Net loss on deactivation and disposal of assets	290	213	210
Taxes (IPTU, IPVA and other)	11	25	10
Other	34	74	73
Total	556	537	503

Schedule of Other Revenue
	2025	2024	2023
Gains arising from the sale of PP&E	40	43	-
Gain on disposal of investment
Aliança Geração	-	1,617	-
Baguari Energia	-	-	261
Retiro Baixo	-	-	27
MESA	-	-	30
UFVs CEMIG Sim	60	-	-
Bargain purchases	12	14	-
Gain from remeasurement of previous participation (note 9)	62	-	-
Adjustment to fair value of the previous shareholding interest	-	-	9
Periodic Tariff Review, net	-	1,521	-
Total	174	3,195	327

Schedule of Financial Income and Expenses
	2025	2024	2023
FINANCE INCOME
Income from financial investments	515	436	452
Interest on sale of energy	314	299	286
Foreign exchange variations – Itaipu	15	-	7
Foreign exchange variations - Loans	-	-	277
Monetary variations	48	87	163
Monetary variations – CVA	108	16	76
Gain on financial instruments – Swap (1)	-	147	-
Monetary updating of escrow deposits	91	69	82
PIS/Pasep and Cofins charged on finance income	(262)	(205)	(197)
Prepayment rents	3	5	4
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	28	392	-
IRPJ credit update on Worker's Food Program	5	59	-
Others	117	125	122
	982	1,430	1,272
FINANCE EXPENSES
Charges on loans and debentures (Note 15)	(1,503)	(989)	(1,013)
Cost of debt – amortization of transaction cost	(28)	(19)	(14)
Foreign exchange variation on loans, net of the derivative (Note 15) (2)	(11)	-	-
Foreign exchange variations - Loans	-	(464)	-
Foreign exchange variations – Itaipu	-	(37)	-
Monetary updating – Loans and debentures	(286)	(248)	(148)
Charges and monetary updating on post-employment obligations	-	(4)	(20)
Loss on financial instruments – Swap	-	-	(177)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	-	-	(41)
PIS/Pasep and Cofins adjustment refundable to customers	(16)
Monetary updating – Lease liabilities	(24)	(27)	(35)
Financial expenses (R&D and PEE)	(43)	(30)	(38)
Estimated update of distributed generation credits, net	(75)	(38)
Others	(75)	(95)	(165)
	(2,061)	(1,951)	(1,651)
NET FINANCE EXPENSES	(1,079)	(521)	(379)

(1)	In December 2024, CEMIG GT settled the Eurobonds together with the related hedging derivative financial instrument.
(2)

In August 2025, CEMIG GT entered into a loan denominated in U.S. dollars. To hedge the cash flow associated with this debt, as well as CEMIG GT’s exposure to foreign exchange risk, a derivative financial instrument (‘Swap’) was contracted. See note 19.

Schedule of Earnings Per Share

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares already paid up	956,601,911	956,601,911	956,601,911
Shares in treasury	(132)	(132)	(132)
	956,601,779	956,601,779	956,601,779

Preferred shares already paid up	1,905,179,984	1,905,179,984	1,905,179,984
Shares in treasury	(1,099,880)	(1,099,880)	(1,099,880)
	1,904,080,104	1,904,080,104	1,904,080,104
Total	2,860,681,883	2,860,681,883	2,860,681,883

Schedule of Basic and Diluted Earnings per Share

The calculation of basic and diluted earnings per share is as follows:

	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income for the year attributed to equity holders of the parent	4,897	7,117	5,764

Minimum mandatory dividend from net income for the year – preferred shares	2,338	2,485	2,080
Net income for the year not distributed – preferred shares	921	2,252	1,757
Total earnings - preferred shares (A)	3,259	4,737	3,837

Minimum mandatory dividend from net income for the year - common shares	1,175	1,248	1,045
Net income for the year not distributed – common shares	463	1,132	883
Total earnings - common shares (B)	1,638	2,380	1,928

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.73	2.49	2.01
Basic and diluted earnings per common share (B / number of common shares)	1.73	2.49	2.01

Schedule of Minimum Dividends Proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2025	2024	2023
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	9,526	9,526	7,328
	9,526	9,526	7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	953	953	733

Equity	28,576	27,378	24,649
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	19,020	18,223	16,406
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	571	547	492

Minimum Dividends required by the Bylaws for the preferred shares	953	953	733

Calculation of the Minimum Dividend under the by-laws based on the net income for the year

Net income for the year	4,897	7,117	5,764
	50%	50%	50%
Mandatory dividends – 50% of Net income	2,449	3,559	2,882
Unrealized profit reserve	-	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	229	175	242
	3,513	3,734	3,124
Dividends recorded, as specified in the by-laws
Interest on Equity	2,420	1,849	2,592
Ordinary dividends	1,093	1,885	532
	3,513	3,734	3,124

Total dividends for the preferred shares	2,338	2,485	2,079
Total dividends for the common shares	1,175	1,249	1,045

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.24	1.31	1.42
Dividends proposed: Common (ON) shares	1.24	1.31	1.42
Dividends proposed: Preferred (PN) shares	1.24	1.31	1.42

Schedule of Changes on Dividends and Interest on Capital Payable

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2022	1,863
Proposed dividends	3,124
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(242)
Dividends retained – Minas Gerais state government	-
Dividends paid	(1,823)
Balances at December 31, 2023	2,924
Proposed dividends	3,734
Mandatory dividends paid	1,420
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(175)
Dividends paid	(4,294)
Balances at December 31, 2024	3,611
Proposed dividends	3,513
Mandatory dividends paid	-
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(230)
Dividends paid	(3,968)
Balances at December 31, 2025	2,928

Schedule of Interest on Equity Declared

The Company’s Executive Board decided to declare Interest on Equity as follows:

Declaration date	Entitled shareholders (1)	Amount	Income tax withheld
March 20, 2025	March 25, 2025	541	(52)
June 17, 2025	June 23, 2025	597	(57)
September 23, 2025	September 29, 2025	605	(58)
December 18, 2025	December 23, 2025	677	(64)
		2,420	(231)

(1)	Shareholders who have their names entered in the Register of Registered Shares on the dates indicated are entitled.